Offerings	Oct. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2027
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrants' Registration Statement on Form S-3 (No. 333-270605), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.800% Notes due 2027
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,490,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,504.57
Offering Note	See Offering Note (1).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.900% Notes due 2028
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,190,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,463.14
Offering Note	See Offering Note (1).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.125% Notes due 2030
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 998,920,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,950.85
Offering Note	See Offering Note (1).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.400% Notes due 2033
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,248,462,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,412.67
Offering Note	See Offering Note (1).
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.625% Notes due 2036
Amount Registered | shares	1,600,000,000
Maximum Aggregate Offering Price	$ 1,598,288,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 220,723.57
Offering Note	See Offering Note (1).
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Notes due 2055
Amount Registered | shares	1,650,000,000
Maximum Aggregate Offering Price	$ 1,647,277,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 227,489.02
Offering Note	See Offering Note (1).